UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                         March 31, 2010

Check here if Amendment [ ];  Amendment Number
This amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee Partners, L.P.
Address:    100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles P. Holden
Title:  Managing Director and Chief Financial Officer
Phone:  (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 7th day of April, 2010.

Thomas H. Lee Partners, L.P.
-------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
-----------------------------------------------------------
(Signature of Person Duly Authorized to Submit This Report)


Number of Other Included Managers         0

Form 13F Information Table Entry Total    3

Form 13F Information Table Value Total    $1,619,775,283


        Name:             13F File No.            Name:             13F File No.

1.______________________    ________     6.______________________    ________
2.______________________    ________     7.______________________    ________
3.______________________    ________     8.______________________    ________
4.______________________    ________     9.______________________    ________
5.______________________    ________    10.______________________    ________

     Item 1       Item 2   Item 3       Item 4        Item 5               Item 6                Item 7            Item 8
     ------       ------   ------       ------        ------               ------                ------            ------
                                                      Shares
                  Title                  Fair         of                                         Managers      Voting Authority
    Name of       of       CUSIP         Market       Principal                                  see           ----------------
    Issuer        Class    Number        Value        Amount         Investment Discretion       Instr. V          (Shares)
                                                                -------------------------------
                                                                (a) Sole  (b)Shared   (c)Shared          (a) Sole (b) Shared  (c) No
                                                                             as          Other
                                                                             Defined
                                                                             in
                                                                             Instr. V

Warner Music
Group            Common  934550104       383,887    55,555,315   55,555,315                              55,555,315

Fidelity
National         Common  31620M106       386,471    16,487,681   16,487,681                              16,487,681
Information
Systems, Inc.

Warner Chilcott  Common  G9435N108       849,417    33,284,358   33,284,358                              33,284,358
Limited
